Intangible Assets, Net (Details) - Schedule of Intangible Assets ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Cost:
Total cost	¥ 35,721		¥ 35,733
Less: Accumulated amortization	(17,811)		(14,139)
Intangible assets, net	17,910	$ 2,481	21,594
Trademarks [Member]
Cost:
Total cost	474		486
License [Member]
Cost:
Total cost	3,530		3,530
Dealership [Member]
Cost:
Total cost	¥ 31,717		¥ 31,717